SCHEDULE OF ESTIMATED USEFUL LIFE PROPERTY, PLANT AND EQUIPMENT (Details)	Dec. 31, 2024
Buildings and Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful life	5 years
Buildings and Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful life	25 years
Drilling Rigs, Plant and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful life	1 year
Drilling Rigs, Plant and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful life	15 years
Office Equipment (Furniture and Fixtures) and Tools [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful life	3 years
Office Equipment (Furniture and Fixtures) and Tools [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful life	10 years
Vehicles and Cranes [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful life	5 years
Vehicles and Cranes [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful life	10 years